UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4802

Name of Fund: Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.3%         $   500   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                                 Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.125%
                                 due 8/01/2015                                                                           $     486
----------------------------------------------------------------------------------------------------------------------------------
Alaska - 1.3%            2,250   Alaska Student Loan Corporation, Student Loan Revenue Bonds, AMT, Series A, 5.65% due
                                 7/01/2012 (a)                                                                               2,280
----------------------------------------------------------------------------------------------------------------------------------
Arizona - 4.5%           5,000   Arizona State Transportation Board, Highway Revenue Bonds, Series B, 5% due 7/01/2017       5,344
                         2,000   Tucson, Arizona, GO, Refunding, 5% due 7/01/2017 (d)                                        2,124
                           700   Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds,
                                 5.50% due 7/01/2016                                                                           721
----------------------------------------------------------------------------------------------------------------------------------
California - 16.7%         875   Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60%
                                 due 7/01/2013                                                                                 905
                         5,035   Bay Area Toll Authority, California, Toll Bridge Revenue Refunding Bonds (San
                                 Francisco Bay Area), Series F, 5% due 4/01/2017                                             5,393
                         5,225   California County Tobacco Securitization Agency, California, Tobacco Revenue Bonds
                                 (Los Angeles County Securitization Corporation), 5.25% due 6/01/2021 (k)                    4,255
                         5,000   California State Department of Water Resources, Power Supply Revenue Bonds, DRIVERS,
                                 Series 532, 7.039% due 5/01/2010 (a)(c)                                                     5,914
                         5,000   California State, GO, Refunding, 5% due 3/01/2018                                           5,268
                         5,000   Coast Community College District, California, GO (Election of 2002), Series B, 5%
                                 due 8/01/2018 (d)                                                                           5,336
                         3,000   Los Angeles, California, Harbor Department Revenue Refunding Bonds, AMT, Series C, 5%
                                 due 8/01/2017 (b)                                                                           3,174
----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.1%          5,000   Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                 due 11/15/2013 (a)                                                                          5,683
----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.6%       1,555   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park Retirement
                                 Community Project), 6.50% due 4/01/2009                                                     1,171
----------------------------------------------------------------------------------------------------------------------------------
District of              2,500   District of Columbia, COP, 5.25% due 1/01/2017 (f)                                          2,690
Columbia - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.9%           4,000   Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, Series A,
                                 5.25% due 7/01/2012                                                                         4,276
                           540   Middle Village Community Development District, Florida, Special Assessment Bonds,
                                 Series C, 5.125% due 5/01/2009                                                                542
                         1,495   Panther Trace Community Development District II, Florida, Special Assessment Revenue
                                 Bonds, Series A, 5% due 11/01/2010                                                          1,494
                           185   Reunion East Community Development District, Florida, Special Assessment, Series B,
                                 5.90% due 11/01/2007                                                                          185
                           645   Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                                 Refunding Bonds, Series B, 5.50% due 11/01/2010                                               648

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
IDA        Industrial Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds
VRDN       Variable Rate Demand Notes

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
Georgia - 0.6%         $ 1,050   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                 (Canterbury Court Project), Series A, 5% due 2/15/2014                                  $   1,045
----------------------------------------------------------------------------------------------------------------------------------
Idaho - 3.6%             5,000   Ada and Canyon Counties, Idaho, Joint School District Number 2 (Meridian), GO, 5%
                                 due 8/15/2017                                                                               5,332
                         1,200   Twin Falls County, Idaho, School District Number 411, GO, 5% due 9/15/2017 (b)              1,287
----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.5%          4,500   Chicago, Illinois, Board of Education, GO, VRDN, Series C-1, 3.45% due 3/01/2031
                                 (d)(e)                                                                                      4,500
                         5,000   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 370, 6.499% due 7/01/2011 (c)(d)                                                5,585
                         1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                                 6.57% due 2/15/2013                                                                         1,039
                           715   Illinois State Finance Authority Revenue Bonds (Primary Health Care Centers Program),
                                 5.90% due 7/01/2014                                                                           721
----------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.8%          3,740   Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
                                 due 9/01/2018 (i)                                                                           4,044
                         1,000   Maryland State Economic Development Corporation, Student Housing Revenue Refunding
                                 Bonds (University of Maryland College Park Projects), 5% due 6/01/2017 (h)                  1,063
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.7%     5,000   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior
                                 Series B, 5.25% due 7/01/2016                                                               5,446
                         2,500   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines
                                 Inc. Project), AMT, Series A, 5.50% due 1/01/2014 (a)                                       2,616
                         4,000   Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air Lines
                                 Inc. Project), AMT, Series A,  5.50% due 1/01/2015 (a)                                      4,186
----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.9%          1,555   Michigan State Strategic Fund, PCR (General Motors Corporation Project), VRDN, 7.75%
                                 due 12/01/2008 (e)                                                                          1,555
----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 3.0%         5,000   Minnesota State, GO, 5% due 6/01/2018                                                       5,353
----------------------------------------------------------------------------------------------------------------------------------
Missouri - 7.9%          4,000   Jackson County, Missouri, Special Obligation Revenue Bonds (Harry S. Truman Sports
                                 Complex Project), 5% due 12/01/2019 (a)                                                     4,249
                         2,700   Missouri Development Finance Board, Cultural Facilities Revenue Bonds (Nelson Gallery
                                 Foundation), VRDN, Series B, 3.66% due 12/01/2031 (b)(e)                                    2,700
                         5,000   Missouri State Highways and Transportation Commission, First Lien State Road Revenue
                                 Bonds, Series A, 5% due 5/01/2017                                                           5,347
                         2,000   Springfield, Missouri, School District Number R-12, GO (Missouri Direct Deposit
                                 Program), 5% due 3/01/2018 (d)                                                              2,125
----------------------------------------------------------------------------------------------------------------------------------
Montana - 2.1%           3,500   Montana State Department of Transportation Revenue Bonds (Highway 93 Advance
                                 Construction Project), GAN, 5.25% due 6/01/2016 (b)                                         3,809
----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 4.1%        2,000   New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                 Refunding Bonds, Series A, 5.25% due 12/15/2019                                             2,175
                         5,000   Port Authority of New York and New Jersey Revenue Refunding Bonds, RIB, AMT, Series
                                 701-X, 7.57% due 10/15/2014 (b)(c)                                                          5,294
----------------------------------------------------------------------------------------------------------------------------------
New York - 6.4%          5,000   New York City, New York, GO, Refunding, Series G, 5% due 8/01/2017 (a)                      5,315
                         5,000   New York State Environmental Facilities Corporation, State Clean Water and Drinking
                                 Water, Revenue Refunding Bonds (New York City Municipal Water Finance Authority),
                                 Series A, 5% due 6/15/2018                                                                  5,333

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                           Value
----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,000   Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue Bonds
                                 (Kendal on the Hudson Project), Series A, 5.625% due 1/01/2013                          $   1,032
----------------------------------------------------------------------------------------------------------------------------------
North                    5,000   North Carolina State, GO, Refunding, Series B, 5% due 4/01/2017                             5,410
Carolina - 3.0%
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma - 0.0%              5   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                                 VRDN, Series B, 3.66% due 8/15/2029 (b)(e)                                                      5
----------------------------------------------------------------------------------------------------------------------------------
Oregon - 2.9%            5,000   Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series A,
                                 5% due 11/15/2017                                                                           5,354
----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 6.5%         4,800   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-F-2, 3.64% due 6/01/2015 (e)(i)                  4,800
                         5,000   Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25% due
                                 9/01/2017                                                                                   5,373
                         1,600   Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2-C, 5.85% due
                                 7/01/2009                                                                                   1,613
----------------------------------------------------------------------------------------------------------------------------------
Texas - 8.2%             2,000   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                              2,138
                         5,000   Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement
                                 Bonds, AMT, Series A, 5.75% due 11/01/2014 (f)                                              5,375
                         3,500   Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                 Bonds (Texas Children's Hospital), VRDN, Series B-1, 3.67% due 10/01/2029 (b)(e)            3,500
                         3,640   University of Texas, Financing System Revenue Refunding Bonds, Series B, 5% due
                                 8/15/2018                                                                                   3,867
----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.9%          5,000   Virginia State Public School Authority Revenue Bonds, Series A, 5% due 8/01/2017            5,357
----------------------------------------------------------------------------------------------------------------------------------
Washington - 2.9%        5,000   Pierce County, Washington, School District Number 3 (Puyallup), GO, 5% due 12/01/2017
                                 (b)                                                                                         5,291
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.9%       1,500   Puerto Rico Commonwealth Government Development Bank, Senior Revenue Bonds, Series B,
                                 5% due 12/01/2017                                                                           1,553
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $187,962) - 103.8%                                          188,676
----------------------------------------------------------------------------------------------------------------------------------

                        Shares
                          Held   Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
                           244   BlackRock Insured Municipal 2008 Term Trust, Inc.                                           3,724
                           100   BlackRock Insured Municipal Term Trust, Inc.                                                  967
                           344   BlackRock Municipal Target Term Trust                                                       3,434
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Mutual Funds (Cost - $9,086) - 4.5%                                                   8,125
----------------------------------------------------------------------------------------------------------------------------------

                                 Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                            19   Merrill Lynch Institutional Tax-Exempt Fund, 3.45% (g)(j)                                      19
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $19) - 0.0%                                                19
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $197,067*) - 108.3%                                             196,820

                                 Liabilities in Excess of Other Assets - (8.3%)                                            (15,132)
                                                                                                                         ---------
                                 Net Assets - 100.0%                                                                     $ 181,688
                                                                                                                         =========

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes were as follows:

      Aggregate cost                                                  $ 197,067
                                                                      =========
      Gross unrealized appreciation                                   $   1,728
      Gross unrealized depreciation                                      (1,975)
                                                                      ---------
      Net unrealized depreciation                                     $    (247)
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(d)   FSA Insured.
(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(f)   FGIC Insured.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net            Dividend
      Affiliate                                      Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                                 --               --*
      --------------------------------------------------------------------------

*     Amount is less than $1,000.
(h)   CIFG Insured.
(i)   XL Capital Insured.
(j)   Represents the current yield as of July 31, 2006.
(k) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

Merrill Lynch Municipal Intermediate Term Fund Of Merrill Lynch Municipal Series Trust
Schedule of Investments as of July 31, 2006                       (in Thousands)

o Forward interest rate swaps outstanding as of July 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                       Notional      Unrealized
                                                                                        Amount      Depreciation
      ----------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 5.632% and receive a floating rate based on 3-month
      LIBOR

      Broker, JPMorgan Chase Bank
      Expires October 2015                                                             $  3,250     $        (33)

      Pay a fixed rate of 4.106% and receive a floating rate based on a 1-week
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2016                                                              $ 18,000             (128)

      Pay a fixed rate of 4.101% and receive a floating rate based on a 1-week
      Bond Market Association rate

      Broker,  Citibank N.A.
      Expires October 2016                                                             $ 19,700             (108)

      Pay a fixed rate of 4.444% and receive a floating rate based on 1-week
      Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires August 2026                                                              $  5,000              (99)
      ----------------------------------------------------------------------------------------------------------
      Total                                                                                         $       (368)
                                                                                                    ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Municipal Intermediate Term Fund of Merrill Lynch Municipal Series Trust

Date: September 20, 2006